Nature of Operations and Going Concern (Details) $ / shares in Units, $ in Millions				3 Months Ended
	Nov. 14, 2022 CAD ($)	Nov. 14, 2022 USD ($)	Sep. 30, 2022 $ / shares	Jan. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Nature of Operations and Going Concern (Details) [Line Items]
Aggregate gross proceeds		$ 7.5
Accumulated deficit				$ (16,309,417)	$ (13,849,949)
Ordinary per share (in Dollars per share) | $ / shares			$ 0.0333
Nasdaq [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Aggregate gross proceeds	$ 7,500,000
Going Concern [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Negative cash flow from operations				4,118,018
Accumulated deficit				$ 16,309,417